DWS VARIABLE SERIES I

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIO:

                             ----------------------

                              DWS International VIP

Effective October 15, 2009, the following information replaces information about the portfolio management team in the "Portfolio management" section of the portfolio's prospectuses:

The following people handle the day-to-day management of the portfolio:

Nikolaus Poehlmann, CFA                          Udo Rosendahl                              Andreas Wendelken
Director of Deutsche Asset Management and        Managing Director of Deutsche Asset        Director of Deutsche Asset Management
Lead Portfolio Manager of the portfolio.         Management and Portfolio Manager of        and Portfolio Manager of the portfolio.
 o Senior portfolio manager for Equities,        the portfolio.                              o Joined Deutsche Asset Management in
   responsible for European dividend              o Head of European Large Caps:               2001; previously has worked for 2
   strategies, Italian equities and global          Frankfurt.                                 years as relationship manager for
   financials strategies.                         o Joined the Company in August 1984 in       Southeastern Europe at Deutsche
 o Joined the Company in July 1998 in Loan          the credit research department of          Bank's Global Corporates and
   Portfolio Management for Corporate and           Deutsche Bank, Paderborn; 1986 moved       Institutions division.
   Investment Bank (CIB) division.                  to the asset management department       o Portfolio manager for emerging
 o Managing European diversified funds and          for high net worth clients of              markets equity: Frankfurt.
   global financials funds since 2002, and          Deutsche Bank in Bremen and Hamburg;     o Joined the portfolio in 2009.
   managing Italian equity funds since 2006.        1989 moved to the asset management       o Master's degree in business
 o Joined the portfolio in 2009.                    division in Frankfurt to manage            administration from Frankfurt School
 o BA from Augsburg University; Master's            various European country funds; 1995       of Finance & Management (previously:
   degree in Economics ("Diplom Volkswirt")         became senior fund manager; July           HfB), Frankfurt; completed bank
   from University of Cologne.                      2002 appointed head of European            training program ("Bankkaufmann") at
                                                    Large Caps.                                Bremer Landesbank, Bremen.
Michael Sieghart, CFA                                o Joined the fund in 2009.
Managing Director of Deutsche Asset                  o Bank training program Deutsche Bank
Management and Portfolio Manager of the fund           AG, Paderborn.
(through December 31, 2009).
 o Joined Deutsche Asset Management in 1997.     Mark Schumann
 o Senior fund manager of global and European    Vice President of Deutsche Asset
   equities: Frankfurt.                          Management and Portfolio Manager of
 o Joined the portfolio in 2009.                 the portfolio.
 o Master's degree in finance and economics       o Joined Deutsche Asset Management
   from the University of Economics and             in 2003.
   Business Administration, Vienna.               o Portfolio Manager for European Large
                                                    Cap Equity: Frankfurt.
                                                  o Joined the portfolio in 2009.
                                                  o Masters (Lic oec) from University of
                                                    St. Gallen (HSG).






                            Please Retain This Supplement for Future Reference




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                                                           Deutsche Bank Group

October 15, 2009
VS-3919R